RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS MONEY MARKET VIP SERIES

Supplement to the Prospectus, dated May 1, 2014,

as supplemented January 9, 2015

The Board of Trustees of RS Variable Products Trust (the “Trust”) has approved a proposal to liquidate RS Money Market VIP Series (the “Series”). The proposed liquidation is subject to approval by the Series’ shareholders at a meeting of shareholders expected to be held on April 24, 2015.

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) has informed the Trust that, if the proposed liquidation is approved by shareholders, the Series will be eliminated as an allocation option under any variable annuity contract and variable life insurance policy issued by GIAC (each, a “Variable Contract”) after the liquidation is effected. GIAC is encouraging owners of Variable Contracts who have allocated a portion of the value of their Variable Contract to a separate account that invests in the Series (“Contract Owners”) and who hold interests in a Variable Contract allocated to the Series as of the record date of February 27, 2015 to submit voting instructions to GIAC on the proposal to liquidate the Series. If the proposed liquidation is approved by shareholders, GIAC has informed the Trust that Contract Owners will have the opportunity to provide transfer instructions to GIAC prior to the date the Series is liquidated (the “Liquidation Date”) in order to transfer their contract values currently allocated to the Series to other allocation options available under their Variable Contracts prior to the Liquidation Date. Additionally, if the proposed liquidation is approved by shareholders, it is expected that the Series will begin selling its portfolio investments and may hold a more significant portion of its assets in cash and cash equivalents following shareholder approval but prior to the Series’ liquidation; as a result, the Series may not operate in accordance with its stated investment objective, policies, restrictions, and strategies. More information about the proposed liquidation, including voting instructions and further details regarding transfer options, will be included in the proxy materials that will be mailed on or about March 20, 2015.

For more information or if you have any questions about your variable annuity contract, please contact GIAC at 1-800-221-3253 or visit http://www.rsinvestments.com/VIP.htm. If you have any questions about your variable life insurance policy, please contact GIAC at 1-800-441-6455.

February 6, 2015

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of RS Money Market VIP Series, nor is it a solicitation of any proxy. To view a free copy of the proxy statement relating to the proposed liquidation once it has been filed with the Securities and Exchange Commission and become effective, go to: http://www.rsinvestments.com/VIP.htm and follow the on-line directions. The proxy statement also will be available free of charge on the Securities and Exchange Commission’s web site (www.sec.gov). Please read the proxy statement carefully because it contains important information.

RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

RS MONEY MARKET VIP SERIES

Supplement to the Summary Prospectus, dated May 1, 2014,

as revised January 5, 2015

Before you invest, you may want to review the Series’ prospectus, which contains more information about the Series and its risks. You can find the Series’ prospectus and other information about the Series, including the Series’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at http://www.rsinvestments.com/VIP.htm. You can also get this information at no cost by calling 800-221-3253 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. This Summary Prospectus incorporates by reference the Series’ Prospectus, dated May 1, 2014, as supplemented January 9, 2015, the Series’ SAI, dated May 1, 2014, as revised February 5, 2015, and the financial statements included in the Series’ annual report to shareholders, dated December 31, 2013.

The Board of Trustees of RS Variable Products Trust (the “Trust”) has approved a proposal to liquidate RS Money Market VIP Series (the “Series”). The proposed liquidation is subject to approval by the Series’ shareholders at a meeting of shareholders expected to be held on April 24, 2015.

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) has informed the Trust that, if the proposed liquidation is approved by shareholders, the Series will be eliminated as an allocation option under any variable annuity contract and variable life insurance policy issued by GIAC (each, a “Variable Contract”) after the liquidation is effected. GIAC is encouraging owners of Variable Contracts who have allocated a portion of the value of their Variable Contract to a separate account that invests in the Series (“Contract Owners”) and who hold interests in a Variable Contract allocated to the Series as of the record date of February 27, 2015 to submit voting instructions to GIAC on the proposal to liquidate the Series. If the proposed liquidation is approved by shareholders, GIAC has informed the Trust that Contract Owners will have the opportunity to provide transfer instructions to GIAC prior to the date the Series is liquidated (the “Liquidation Date”) in order to transfer their contract values currently allocated to the Series to other allocation options available under their Variable Contracts prior to the Liquidation Date. Additionally, if the proposed liquidation is approved by shareholders, it is expected that the Series will begin selling its portfolio investments and may hold a more significant portion of its assets in cash and cash equivalents following shareholder approval but prior to the Series’ liquidation; as a result, the Series may not operate in accordance with its stated investment objective, policies, restrictions, and strategies. More information about the proposed liquidation, including voting instructions and further details regarding transfer options, will be included in the proxy materials that will be mailed on or about March 20, 2015.

For more information or if you have any questions about your variable annuity contract, please contact GIAC at 1-800-221-3253 or visit http://www.rsinvestments.com/VIP.htm. If you have any questions about your variable life insurance policy, please contact GIAC at 1-800-441-6455.

February 6, 2015

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of RS Money Market VIP Series, nor is it a solicitation of any proxy. To view a free copy of the proxy statement relating to the proposed liquidation once it has been filed with the Securities and Exchange Commission and become effective, go to: http://www.rsinvestments.com/VIP.htm and follow the on-line directions. The proxy statement also will be available free of charge on the Securities and Exchange Commission’s web site (www.sec.gov). Please read the proxy statement carefully because it contains important information.